RECLASSIFICATION OF EXPENSES - Disclosure of reclassifications of current presentation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES
Sales and marketing	$ 17,880	$ 14,242
Research and development	13,301	10,725
General and administrative	14,392	10,403
Depreciation and amortization	4,545	4,859
Impairment charges	428	1,798
Total Operating Expenses	50,546	42,027
Foreign exchange loss (gain)	$ 478	(671)
Total reclassification of expenses		$ 41,356